Accumulated other comprehensive loss - Net Change of AOCL Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net unrealised gains (losses) on translation of net investment in foreign operations adjustments
Foreign currency translation adjustments	$ (25,691)	$ (9,723)	$ (10,574)
Gains (loss) on net investment hedge	19,184	6,584	7,700
Net change	(6,507)	(3,139)	(2,874)
Investment adjustments
Gross unrealised gains (losses)	(21,181)	(11,793)	40,085
Net unrealised (gains) losses transferred to HTM	(71)	365	0
Employee benefit plans adjustments
Other comprehensive income (loss), net of taxes	(54,183)	(12,977)	(9,932)
Pension plans
Employee benefit plans adjustments
Net actuarial gain (loss)	(19,956)	5,096	(18,947)
Prior service cost	0	0	0
Change in deferred taxes	1,315	(391)	83
Amortisation of actuarial losses	1,702	1,703	1,058
Amortisation of prior service credit	0	0	0
Foreign currency translation adjustments of related balances	38	430	253
Total changes recognised in other comprehensive income (loss)	(16,901)	6,838	(17,553)
Post-retirement medical benefit plan
Employee benefit plans adjustments
Net actuarial gain (loss)	(5,911)	(2,252)	(15,892)
Prior service cost	0	0	(7,901)
Change in deferred taxes	0	0	0
Amortisation of actuarial losses	2,731	3,347	922
Amortisation of prior service credit	(6,343)	(6,343)	(6,719)
Total changes recognised in other comprehensive income (loss)	(9,523)	(5,248)	(29,590)
Held-to-maturity Securities
Investment adjustments
Net unrealised (gains) losses transferred to HTM	1,442	(2,715)	0
Transfer of realised (gains) losses to net income	(71)	378	0
Foreign currency translation adjustments of related balances	0	(13)	0
Net change	1,371	(2,350)	0
Available-for-sale Securities
Investment adjustments
Gross unrealised gains (losses)	(19,635)	(16,337)	48,703
Net unrealised (gains) losses transferred to HTM	(1,442)	2,715	0
Transfer of realised (gains) losses to net income	(1,546)	4,407	(8,680)
Foreign currency translation adjustments of related balances	0	137	62
Net change	$ (22,623)	$ (9,078)	$ 40,085